DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Direct Operating Costs 1 [Abstract]
Schedule of Detailed Information On Operating Costs	The following table lists direct operating costs for the years ended December 31, 2025, 2024 and 2023.

US$ MILLIONS	2025	2024	2023
Depreciation and amortization	$668	$775	$365
Transportation and distribution	290	255	195
Operations and maintenance	148	140	94
Compensation	173	150	87
Other	55	58	37
Total	$1,334	$1,378	$778